PARENT COMPANY FINANCIAL INFORMATION - LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity and liabilities [abstract]
Trade and other current payables	$ 271,429,000	$ 249,723,000
Other taxes payables	88,606,000	97,104,000
Provisions and contingencies	17,016,000	21,875,000
Current liabilities	437,108,000	404,785,000
Non-trade payables	18,654,000	4,296,000
Non-current liabilities	683,543,000	651,662,000
Liabilities	1,120,651,000	1,056,447,000	$ 1,097,591,000
Share capital	49,000	49,000
Share premium	617,059,000	613,619,000
Treasury Shares	12,693,000	12,312,000
Retained losses	(273,248,000)	(178,988,000)
Translation differences	(321,248,000)	(280,715,000)
Stock-based compensation	18,499,000	15,383,000
Equity	(12,875,000)	119,676,000	207,020,000	$ 340,092,000
Atento Luxco 1, S.A. [member]
Equity and liabilities [abstract]
Trade and other current payables	16,297,000	21,087,000
Other taxes payables	336,000	1,701,000
Provisions and contingencies	2,474,000	487,000
Current liabilities	19,107,000	23,275,000
Non-trade payables	2,540,000	1,706,000
Non-current liabilities	2,540,000	1,706,000
Liabilities	21,647,000	24,981,000
Share capital	49,000	49,000
Share premium	546,747,000	543,848,000
Treasury Shares	(12,911,000)	(12,312,000)
Retained losses	16,958,000	17,433,000
Translation differences	(21,340,000)	41,310,000	$ (9,798,000)
Stock-based compensation	17,344,000	15,383,000
Equity	$ 546,847,000	$ 605,711,000